MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	$ 1,522,919
Balance, end of year	1,500,512	$ 1,522,919
Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	1,629,873	1,604,554
Additions	53,477	25,319
Transfer from inventory to plant and equipment	1,056
Recoveries from BCMETC	(6,570)
Disposals	(535)
Balance, end of year	1,689,192	1,629,873
Cost | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjustment on adoption of IFRS 16		11,891
Adjusted balance		1,641,764
Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	106,954	(39,694)
Depreciation and depletion	82,210	67,260
Disposals	(484)
Balance, end of year	188,680	106,954
Accumulated depreciation and depletion | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjusted balance		106,954
Mineral properties
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	761,637
Balance, end of year	715,819	761,637
Mineral properties | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	812,627	807,519
Additions		641
Transfer from construction in progress to mineral properties	2,127	4,467
Recoveries from BCMETC	(6,065)
Balance, end of year	808,689	812,627
Mineral properties | Cost | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjusted balance		812,627
Mineral properties | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	50,990	(14,924)
Depreciation and depletion	41,880	36,066
Balance, end of year	92,870	50,990
Mineral properties | Accumulated depreciation and depletion | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjusted balance		50,990
Construction in progress
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	9,183
Balance, end of year	25,378	9,183
Construction in progress | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	9,183	5,723
Additions	33,777	17,935
Transfer from construction in progress to plant and equipment	(15,430)	(10,008)
Transfer from construction in progress to mineral properties	(2,127)	(4,467)
Transfer from construction in progress to ROU assets	(25)
Balance, end of year	25,378	9,183
Construction in progress | Cost | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjusted balance		9,183
Plant and equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	500,092
Balance, end of year	482,854	500,092
Plant and equipment | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	556,056	544,849
Additions	2,128	1,199
Transfer from construction in progress to plant and equipment	15,430	10,008
Transfer from inventory to plant and equipment	1,056
Disposals	(535)
Balance, end of year	573,247	556,056
Plant and equipment | Cost | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Transfer from plant and equipment to ROU assets		(888)
Adjusted balance		555,168
Plant and equipment | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	55,964	(24,770)
Depreciation and depletion	34,955	31,194
Disposals	(484)
Balance, end of year	90,393	55,964
Plant and equipment | Accumulated depreciation and depletion | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Transfer from plant and equipment to ROU assets		(42)
Adjusted balance		55,922
ROU assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, end of year	13,883
ROU assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions	6,496
Transfer from construction in progress to ROU assets	25
Balance, end of year	19,300
ROU assets | Cost | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjustment on adoption of IFRS 16		11,891
Transfer from plant and equipment to ROU assets		888
Adjusted balance		12,779
ROU assets | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Depreciation and depletion	5,375
Balance, end of year	5,417
ROU assets | Accumulated depreciation and depletion | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Transfer from plant and equipment to ROU assets		42
Adjusted balance		42
Exploration and evaluation assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	252,007
Balance, end of year	262,578	252,007
Exploration and evaluation assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	252,007	246,463
Additions	11,076	5,544
Recoveries from BCMETC	(505)
Balance, end of year	$ 262,578	252,007
Exploration and evaluation assets | Cost | Adjustment on adoption of IFRS
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Adjusted balance		$ 252,007